Condensed Interim Consolidated Statements of Changes in Shareholders' Deficiency - USD ($)		3 Months Ended				6 Months Ended		9 Months Ended		12 Months Ended
		Sep. 30, 2020	Sep. 30, 2019		Sep. 30, 2018	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2020	Mar. 31, 2019	Jun. 30, 2020		Jun. 30, 2019
Common Stock [Member]
Balance		$ 79	$ 16		$ 3	$ 16	$ 3	$ 16	$ 3	$ 16		$ 3
Balance, shares		79,259,940	15,811,396		3,301,372	15,811,396	3,301,372	15,811,396	3,301,372	15,811,396		3,301,372
Shares and units issued at $0.04 per share			$ 35	[1]						$ 35	[2]
Shares and units issued at $0.04 per share, shares			35,008,956	[1]						35,008,956	[2]
Units issued for debt settlement at $0.09 per share		$ 2	$ 17							$ 17
Units issued for debt settlement at $0.09 per share, shares		2,205,714	16,962,846							16,962,846
Shares issued for debt settlement at $0.14 per share			$ 2							$ 2
Shares issued for debt settlement at $0.14 per share, shares			2,033,998							2,033,998
Issue costs
Warrant valuation
Stock-based compensation
Units issued at $0.26 per unit	[3]	$ 56
Units issued at $0.26 per unit, shares	[3]	56,078,434
Units issued at $3.42 per share	[4]
Units issued at $3.42 per share, shares	[4]											160,408
Units issued at $0.57 per share	[5]											$ 1
Units issued at $0.57 per share, shares	[5]											645,866
Units issued at $0.04 per share	[2]											$ 12
Units issued at $0.04 per share, shares	[2]											11,660,000
Stock options exercised
Stock options exercised, shares												43,750
Shares to be issued
Shares issued at $0.42 per share	[6]									$ 3
Shares issued at $0.42 per share, shares	[6]									3,098,216
Shares issued for debt settlement at $0.42 per share	[6]									$ 1
Shares issued for debt settlement at $0.42 per share, shares	[6]									696,428
Finder's units issued										$ 3
Finder's units issued, shares										3,315,200
Finder's warrants issued
Warrants exercised at $0.18 per share	[7]									$ 2
Warrants exercised at $0.18 per share, shares	[7]									2,332,900
Net loss for the period
Balance		$ 137	$ 70							$ 79		$ 16
Balance, shares		137,544,088	69,817,196							79,259,940		15,811,396
Additional Paid-In Capital [Member]
Balance		$ 30,133,058	$ 24,284,765		$ 23,397,259	$ 24,284,765	$ 23,397,259	$ 24,284,765	$ 23,397,259	$ 24,284,765		$ 23,397,259
Shares and units issued at $0.04 per share			1,315,691	[1]						1,315,691	[2]
Units issued for debt settlement at $0.09 per share		1,484,350	1,499,034							1,499,034
Shares issued for debt settlement at $0.14 per share			274,916							274,916
Issue costs			(65,315)							(336,480)		(55,452)
Warrant valuation		(14,792,805)	(468,227)							(468,227)		(720,644)
Stock-based compensation		278,176								497,724		43,403
Units issued at $0.26 per unit	[3]	14,798,718
Units issued at $3.42 per share	[4]											549,333
Units issued at $0.57 per share	[5]											365,340
Units issued at $0.04 per share	[2]											436,596
Stock options exercised												268,930
Shares to be issued
Shares issued at $0.42 per share	[6]									1,301,522
Shares issued for debt settlement at $0.42 per share	[6]									299,999
Finder's units issued										125,177
Finder's warrants issued										50,223
Warrants exercised at $0.18 per share	[7]									1,288,714
Net loss for the period
Balance		31,901,497	26,840,864							30,133,058		24,284,765
Shares To Be Issued [Member]
Balance		549,363	107,337			107,337		107,337		107,337
Shares and units issued at $0.04 per share			(107,337)	[1]						(107,337)	[2]
Units issued for debt settlement at $0.09 per share
Shares issued for debt settlement at $0.14 per share
Issue costs
Warrant valuation
Stock-based compensation
Units issued at $0.26 per unit	[3]	(549,363)
Units issued at $3.42 per share	[4]
Units issued at $0.57 per share	[5]
Units issued at $0.04 per share	[2]
Stock options exercised
Shares to be issued										549,363		107,337
Shares issued at $0.42 per share	[6]
Shares issued for debt settlement at $0.42 per share	[6]
Finder's units issued
Finder's warrants issued
Warrants exercised at $0.18 per share	[7]
Net loss for the period
Balance										549,363		107,337
Deficit Accumulated During The Exploration Stage
Balance		(63,924,419)	(32,602,628)		(24,160,308)	(32,602,628)	(24,160,308)	(32,602,628)	(24,160,308)	(32,602,628)		(24,160,308)
Shares and units issued at $0.04 per share				[1]							[2]
Units issued for debt settlement at $0.09 per share
Shares issued for debt settlement at $0.14 per share
Issue costs
Warrant valuation
Stock-based compensation
Units issued at $0.26 per unit	[3]
Units issued at $3.42 per share	[4]
Units issued at $0.57 per share	[5]
Units issued at $0.04 per share	[2]
Stock options exercised
Shares to be issued
Shares issued at $0.42 per share	[6]
Shares issued for debt settlement at $0.42 per share	[6]
Finder's units issued
Finder's warrants issued
Warrants exercised at $0.18 per share	[7]
Net loss for the period		(267,859)	(4,236,700)							(31,321,791)		(8,442,320)
Balance		(64,192,278)	(36,839,328)							(63,924,419)		(32,602,628)
Balance		(33,241,919)	(8,210,510)		(763,046)	(8,210,510)	(763,046)	(8,210,510)	(763,046)	(8,210,510)		(763,046)
Shares and units issued at $0.04 per share			1,208,389	[1]						$ 1,208,389	[2]
Shares and units issued at $0.04 per share, shares
Units issued for debt settlement at $0.09 per share		1,484,352	1,499,051							$ 1,499,051
Shares issued for debt settlement at $0.14 per share			274,918							274,918
Issue costs			(65,315)							(336,480)		(55,452)
Warrant valuation		(14,792,805)	(468,227)							(468,227)		(720,644)
Stock-based compensation		278,176								497,724		43,403
Units issued at $0.26 per unit	[3]	14,249,411
Units issued at $3.42 per share	[4]											549,333
Units issued at $0.57 per share	[5]											365,341
Units issued at $0.04 per share	[2]											436,608
Stock options exercised												$ 268,930
Stock options exercised, shares												43,750
Shares to be issued										549,363		$ 107,337
Shares issued at $0.42 per share	[6]									1,301,525
Shares issued for debt settlement at $0.42 per share	[6]									300,000
Finder's units issued										125,180
Finder's warrants issued										50,223
Warrants exercised at $0.18 per share	[7]									1,288,716
Net loss for the period		(267,859)	(4,236,700)		(853,112)	(17,740,813)	(4,328,352)	(8,439,216)	(6,305,775)	(31,321,791)		(8,442,320)
Balance		$ (32,290,644)	$ (9,998,394)		$ (1,404,816)	$ (23,334,737)	$ (4,521,059)	$ (12,399,312)	$ (6,498,482)	$ (33,241,919)		$ (8,210,510)

[1]	Shares and units issued at C$0.05, converted to US at $0.04 (note 11)
[2]	Shares and units issued at C$0.05, converted to US at $0.04 ( note 12 )
[3]	Units issued at C$0.35, converted to US at $0.26 (note 11)
[4]	Units issued at C$4.50, converted to US at $3.42 ( note 12 )
[5]	Units issued at C$0.75, converted to US at $0.57 ( note 12 )
[6]	Shares issued at C$0.56, converted to US at $0.42 ( note 12 )
[7]	Shares issued upon warrants exercised at C$0.25, converted to US at $0.18 ( note 12)